12 Months Ended
Nov. 01, 2014

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JPMorgan Growth Advantage Fund

Documents dated November 1, 2014, as supplemented

(Class B Shares)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 22, 2015

to the Prospectuses and Statements of Additional Information as dated above

Accelerated Conversion of Class B Shares to Class A Shares. The Board of Trustees of the J.P. Morgan Funds approved the automatic conversion of the Funds’ Class B Shares into Class A Shares effective as of the close of business on June 19, 2015 (the “Conversion Date”), notwithstanding the conversion schedule set forth in each prospectus that indicates a later date. On the Conversion Date, all Class B Shares of the Funds automatically converted to Class A Shares of the same Fund. No contingent deferred sales charges was assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors.

Prospectuses

Except as noted below, all references to Class B Shares of the Funds in the Prospectuses are hereby deleted as a result of the conversion.

With regard to the following Funds:

JPMorgan Growth Advantage Fund

The performance of Class C Shares is based on Class B Shares prior to the inception of Class C Shares. As a result of the conversion, the language in “The Fund’s Past Performance” section related to such linked performance is hereby deleted and replaced with the following:

The performance of Class C Shares prior to the inception of Class C Shares is based on the performance of Class B Shares (all of which were converted to Class A Shares on 6/19/15). The actual returns of the Class C Shares for this period would have been similar to those shown because Class C Shares had similar expenses to Class B Shares at the time of their inception.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE